COMMITMENTS - Non-cancellable Lease Commitments Not Capitalized (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	€ 12	€ 8
Less than 1 year
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	3	3
1 to 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	9	3
Over 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Total non-cancellable minimum lease payments	€ 0	€ 2